Notes on the consolidated statements of operations (Details 2) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Non-current assets exclude financial instruments and deferred tax assets	€ 37,218	€ 10,119	€ 537
USA
Consolidated Income Statement [Line Items]
Non-current assets exclude financial instruments and deferred tax assets	25,814	0	0
France
Consolidated Income Statement [Line Items]
Non-current assets exclude financial instruments and deferred tax assets	6,459	3,829	0
Germany
Consolidated Income Statement [Line Items]
Non-current assets exclude financial instruments and deferred tax assets	4,733	1,790	537
Other countries
Consolidated Income Statement [Line Items]
Non-current assets exclude financial instruments and deferred tax assets	€ 212	€ 0	€ 0